Subsequent events (Details) - Major business combination [member]	Dec. 29, 2022 CAD ($) store $ / shares
Subsequent events
Percentage of acquisition	100.00%
Number of Retail Cannabis Stores Acquired | store	2
Cash	$ 5,300,000
Number of units of equity issued as part of consideration for business combination	2,595,533
Aggregate value of common shares	$ 5,300,000
Deemed price per share | $ / shares	$ 2.0365